Deposits Payable	12 Months Ended
Jun. 30, 2022
Deposits Payable [Abstract]
DEPOSITS PAYABLE

11 — DEPOSITS PAYABLE

As of June 30, 2021, the balance of deposits payable of $11,616,021 (RMB 75,000,000) represented the amount made from an investor to BaiJiaYun VIE, as deposits for the investment of 2,419,909 Series C convertible redeemable preferred shares of the Company. In January 2022, BaiJiaYun VIE returned the deposits to the investor, who concurrently paid cash consideration to BaiJiaYun. The financing transaction of Series C convertible redeemable preferred shares was closed in January 2022.